Legal Proceedings - Additional Information (Detail) (USD $)						1 Months Ended
	Dec. 31, 2011 Keystone	Jun. 03, 2010 Keystone Breach of Contract Legal Claim 1	Feb. 08, 2010 Keystone Breach of Contract Legal Claim 1	Jun. 03, 2010 Keystone Slander Legal Claim 1	Feb. 08, 2010 Keystone Slander Legal Claim 1	Nov. 23, 2011 Keystone Exemplary Member Legal Claim 2	Feb. 12, 2010 Keystone Exemplary Member Legal Claim 2	Dec. 31, 2011 Other Litigation Cases	Dec. 31, 2011 Other Litigation Cases Individual
Commitments and Contingencies Disclosure [Line Items]
Damages awarded		$ 39,000,000	$ 34,300,000	$ 34,300,000	$ 39,000,000		$ 7,500,000
Description of action taken by three-judge panel of San Antonio Court						On November 23, 2011, a three-judge panel of the San Antonio Court of Appeals issued its memorandum opinion denying our appeal of the trial court's June 3, 2010 final judgment. In addition, the panel overturned the trial court's decision to grant our motion to disregard the jury's $7.5 million award of exemplary damages.
Maximum exposure of litigation	63,000,000							12,000,000	150,000
Damages awarded, accrual	$ 56,000,000							$ 5,000,000